2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Accounting Policies [Abstract]
Unbilled receivables	$ 0	$ 0
Contract assets	0	0
Contract liabilities	0	0
Revenue - related party		44,444
Cash no cash equivalents	19,564	$ 131,605	$ 29,706
Cash balance uninsured by FDIC	$ 22,412